Brumadinho dam failure (Tables)	6 Months Ended
Jun. 30, 2024
Brumadinho Dam Failure
Schedule of changes in provisions to meet its assumed obligations, including de-characterization of the dams

	December 31, 2023	Revision to estimates	Monetary and present value adjustments	Disbursements	Translation adjustment	June 30, 2024
Integral Reparation Agreement
Payment obligations	562	(8)	28	(100)	(66)	416
Provision for socio-economic reparation and others	592	(11)	37	(92)	(70)	456
Provision for social and environmental reparation	843	(32)	26	(55)	(103)	679
	1,997	(51)	91	(247)	(239)	1,551
Other obligations
Tailings containment, geotechnical safety and environmental reparation	684	(12)	28	(69)	(84)	547
Individual indemnification	83	-	6	(44)	(7)	38
Other	296	43	18	(40)	(41)	276
	1,063	31	52	(153)	(132)	861
Liability	3,060	(20)	143	(400)	(371)	2,412